UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/15/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/11
                              RUN DATE: 3/31/11

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total:           $127,444
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         FORM 13F INFORMATION TABLE

 COLUMN 1                                   COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   --------
                                            TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VTNG ATH
 NAME OF ISSUER                             CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
------------------------------             ----------  ---------   --------- -----------------    ----------    --------   --------
 ACXIOM CORP                                COM         005125109       3,985   277,700                 SOLE          0      277,700
 APPLIED INDUSTRIAL TECH INC                COM         03820C105       3,212    96,570                 SOLE          0       96,570
 BALLY TECHNOLOGIES INC                     COM         05874B107       1,022    27,000                 SOLE          0       27,000
 CIMAREX ENERGY                             COM         171798101       5,209    45,200                 SOLE          0       45,200
 COHERENT INC                               COM         192479103       7,390   127,173                 SOLE          0      127,173
 CSG SYS INTL INC                           COM         126349109       9,235   463,126                 SOLE          0      463,126
 CUBIC CORP                                 COM         229669106       2,041    35,493                 SOLE          0       35,493
 CYMER INC                                  COM         232572107         283     5,000                 SOLE          0        5,000
 DREW INDUSTRIES INC                        COM         26168L205         478    21,400                 SOLE          0       21,400
 EMCOR GROUP INC                            COM         29084Q100       5,259   169,800                 SOLE          0      169,800
 FEI COMPANY                                COM         30241L109       1,565    46,400                 SOLE          0       46,400
 GLOBAL PAYMENTS INC                        COM         37940X102      11,184   228,626                 SOLE          0      228,626
 INSPERITY INC                              COM         45778Q107       4,176   137,446                 SOLE          0      137,446
 KAYDON CORP                                COM         486587108       6,736   171,891                 SOLE          0      171,891
 LHC GROUP INC                              COM         50187A107       6,020   200,671                 SOLE          0      200,671
 MKS INSTRUMENTS INC                        COM         55306N104       7,832   235,182                 SOLE          0      235,182
 MSC INDUSTRIAL DIRECT CO-A                 COM         553530106       5,142    75,096                 SOLE          0       75,096
 ORION MARINE GROUP INC                     COM         68628V308         654    60,872                 SOLE          0       60,872
 PHARMACEUTICAL PROD DEV INC                COM         717124101       6,847   247,176                 SOLE          0      247,176
 RBC BEARINGS                               COM         75524B104         465    12,172                 SOLE          0       12,172
 ROLLINS INC                                COM         775711104       5,384   265,212                 SOLE          0      265,212
 SYKES ENTERPRISES INC                      COM         871237103       2,867   145,008                 SOLE          0      145,008
 THOR INDUSTRIES                            COM         885160101       4,137   123,980                 SOLE          0      123,980
 TOTAL SYSTEM SERVICES INC                  COM         891906109       6,013   333,706                 SOLE          0      333,706
 TUDOR PERINI CORP                          COM         713839108       4,201   172,457                 SOLE          0      172,457
 VARIAN SEMICONDUCTOR EQPT ASSOC            COM         922207105         462     9,500                 SOLE          0        9,500
 WD-40 COMPANY                              COM         929236107       1,774    41,893                 SOLE          0       41,893
 ZEBRA TECHNOLOGIES CORP-CL A               COM         989207105         235     6,000                 SOLE          0        6,000
 WABTEC CORP                                COM         929740108      13,637   201,050                 SOLE          0      201,050
